CONSOLIDATED FINANCIAL STATEMENT DETAILS - Consolidated Statements of Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 09, 2017	Dec. 31, 2018	Dec. 31, 2017
Other operating expense:
Other operating expense		$ 137.0	$ 129.6
Other operating expenses relating to production issues with pit wall slide		37.9
Other operating expenses relating to closed mining sites		28.7
Other income (expense) - net:
Gain on disposition of associate and other interests - net	$ 12.7	2.1	55.2
(Loss) gain on disposition of other assets - net		(2.9)	1.9
Reversal of impairment charges			97.0
Foreign exchange losses		(4.3)	(4.9)
Net non-hedge derivative (losses) gains		(1.2)	0.3
Other - net		9.5	38.6
Other income (expense) - net		3.2	188.1
Insurance recoveries			17.5
Settlement of a royalty agreement			9.9
Finance expense:
Accretion on reclamation and remediation obligations		(29.1)	(31.3)
Interest expense, including accretion on debt		(72.1)	(86.5)
Finance expense		(101.2)	(117.8)
Interest capitalized on property, plant and equipment		41.5	25.1
Total interest paid, including interest capitalized		96.1	80.9
Employee benefits expenses:
Salaries, short-term incentives, and other benefits		668.6	678.5
Share-based payments		21.3	25.9
Other		9.6	11.2
Total employee benefits expense		$ 699.5	715.6
Cerro Casale
Other income (expense) - net:
Gain on disposition of associate and other interests - net			12.7
Reversal of impairment charges	$ 97.0
White Gold
Other income (expense) - net:
Loss on disposition of investment			1.7
DeLamar
Other income (expense) - net:
Gain on disposition of associate and other interests - net			$ 44.2